Accrued expenses and other current liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Disclosure of Accrued Expenses and Other Current Liabilities [Abstract]
Schedule of accrued expenses and other current liabilities
(in thousands)	June 30, 2021 (unaudited)	December 31, 2020 (unaudited)
Accrued compensation	$1,556	$1,711
Accrued other	466	612
Accrued vendor partner liabilities	627	559
Deferred rent	—	21
Accrued professional fees	125	151
Accrued VAT and other taxes	52	55
	$2,826	$3,109

	December 31,
	2020	2019
Accrued compensation	$1,711,377	$1,196,723
Accrued other	611,947	530,924
Accrued vendor partner liabilities	559,478	769,351
Deferred rent	20,877	210,010
Accrued professional fees	150,859	36,227
Accrued VAT and other taxes	54,755	23,013
	$3,109,293	$2,766,248